Investment Risks - Changing Parameters Fund	Nov. 24, 2025
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund and those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Derivatives Risk. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk.

●	Emerging Markets Risk. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.

●	ETF and Underlying Fund Risk. ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

●	Fixed Income Risk. When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

●	Floating Rate Loan Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securities. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Futures Risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

●	Hedging Risk. The Fund may attempt to “hedge” its overall portfolio through the use of futures and options, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

●	High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

●	Leveraging Risk. By borrowing money for leverage, the Fund incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds. If the value of the securities purchased declines, the Fund would face decreased returns as well as the costs of the borrowing. The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

●	Management Risk. The adviser’s judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, may result in market volatility and may have long term effects on both the U.S. and global financial markets. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Municipal Securities Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of an Underlying Fund’s investments in such securities. Municipal general obligation debt is debt that is backed by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt is debt that is supported by the revenue from a specific project, such as a toll bridge, highway, or local stadium. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in Underlying Funds that invest in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

●	Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.

●	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Short Sale Risk. Positions in shorted securities are often speculative and riskier than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

●	Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund and those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.

E T F And Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF and Underlying Fund Risk. ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk. When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

Floating Rate Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Floating Rate Loan Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securities. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk. The Fund may attempt to “hedge” its overall portfolio through the use of futures and options, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leveraging Risk. By borrowing money for leverage, the Fund incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds. If the value of the securities purchased declines, the Fund would face decreased returns as well as the costs of the borrowing. The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The adviser’s judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, may result in market volatility and may have long term effects on both the U.S. and global financial markets. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of an Underlying Fund’s investments in such securities. Municipal general obligation debt is debt that is backed by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt is debt that is supported by the revenue from a specific project, such as a toll bridge, highway, or local stadium. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in Underlying Funds that invest in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.

Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Sale Risk. Positions in shorted securities are often speculative and riskier than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.